Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Total Return Fund - Investor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 47
Expense Example, with Redemption, 3 Years	172
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	703
T. Rowe Price Total Return Fund - I Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	116
Expense Example, with Redemption, 5 Years	207
Expense Example, with Redemption, 10 Years	475
T. Rowe Price Total Return Fund - Advisor Class [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	$ 1,116